Borrowings - Schedule of Future Minimum Payments under the Loans Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 216,861	$ 257,655
Convertible Notes [Member]
Debt Instrument [Line Items]
2017	2,736
2018	2,736
2019	2,736
2020	63,527
Loans payable, gross including contractual interest	71,735
Less interest	(10,943)
Less unamortized discount	(13,842)
Long-term debt	$ 46,950